LORD ABBETT DEVELOPING GROWTH FUND, INC.

                       Supplement dated October 24, 2003
          to the Prospectuses and Statements of Additional Information
              dated December 1, 2002, as revised December 20, 2002

                         _____________________________

Starting November 10, 2003, the Fund's shares will again be available to all investors, including new investors. Investors should disregard all references in the Fund's Prospectus and Statement of Additional Information to the Fund being closed to new investors.